Note 45 Fixed remuneration of senior management (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Jun. 30, 2021
Fixed remuneration of senior management [Line Items]
Fixed remuneration of senior management	€ 8,966	€ 7,319